UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4375

Name of Fund: Merrill Lynch New Jersey Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments

                                    Merrill Lynch New Jersey Municipal Bond Fund

Schedule of Investments as of October 31, 2004                    (in Thousands)

S&P      Moody's  Face
Ratings  Ratings  Amount  Municipal Bonds                                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 95.2%
-----------------------------------------------------------------------------------------------------------------------------------
                          Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                          Recovery Revenue Refunding Bonds, AMT:
CCC      B2       $  340      Series A, 7.50% due 12/01/2010                                                              $     340
CCC      B2          240      Series B, 7.50% due 12/01/2009                                                                    240
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Baa2      1,200  Cape May Point, New Jersey, GO, 5.70% due 3/15/2013                                                 1,306
-----------------------------------------------------------------------------------------------------------------------------------
A-       A2        2,450  Delaware River Joint Toll Bridge Commission, New Jersey, Bridge Revenue Refunding Bonds,            2,548
                          5% due 7/01/2024
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       5,125  Egg Harbor Township, New Jersey, School District, GO, Refunding, 5.50% due 7/15/2011(b)(f)          5,923
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,155  Evesham, New Jersey, Municipal Utilities Authority, Revenue Refunding Bonds, Series A, 6.125%       1,345
                          due 7/01/2010(e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,135  Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds, Series B,        1,337
                          5.24%** due 11/01/2027(d)
-----------------------------------------------------------------------------------------------------------------------------------
                          Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation Revenue
                          Bonds, Series A(d):
AAA      Aa3       1,640      5.80% due 11/01/2022                                                                            1,824
AAA      Aa3       2,080      5.75% due 11/01/2028                                                                            2,397
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aa1       1,705  Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds (Golf          1,827
                          Course Projects), 5.25% due 6/01/2026
-----------------------------------------------------------------------------------------------------------------------------------
BBB-     Ba1       1,000  Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue Refunding Bonds        1,041
                          (Amerada Hess Corporation), 6.05% due 9/15/2034
-----------------------------------------------------------------------------------------------------------------------------------
                          New Jersey EDA, Cigarette Tax Revenue Bonds:
BBB      Baa2        765      5.50% due 6/15/2016                                                                               832
BBB      Baa2        520      5.625% due 6/15/2019                                                                              548
BBB      Baa2        400      5.75% due 6/15/2029                                                                               410
BBB      Baa2        125      5.50% due 6/15/2031                                                                               126
BBB      Baa2        230      5.75% due 6/15/2034                                                                               236
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch New Jersey Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT    Alternative Minimum Tax (subject to)
EDA    Economic Development Authority
EDR    Economic Development Revenue Bonds
GO     General Obligation Bonds
IDR    Industrial Development Revenue Bonds
RIB    Residual Interest Bonds
RITR   Residual Interest Trust Receipts

                                    Merrill Lynch New Jersey Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P      Moody's  Face
Ratings  Ratings  Amount  Municipal Bonds                                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                          New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey):
A+       NR*      $  600      5.25% due 6/01/2024                                                                         $     636
A+       NR*         500      5.25% due 6/01/2032                                                                               524
-----------------------------------------------------------------------------------------------------------------------------------
                          New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home):
NR*      NR*       1,330      Series A, 6.375% due 11/01/2031                                                                 1,353
NR*      NR*       1,630      Series B, 5.75% due 11/01/2031                                                                  1,621
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       1,500  New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward              1,524
                          Homestead Project), Series A, 5.80% due 11/01/2031
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Ba3       1,250  New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014                   1,297
-----------------------------------------------------------------------------------------------------------------------------------
                          New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (e):
AAA      Aaa       1,675      4.95%** due 7/01/2021                                                                             761
AAA      Aaa       2,100      5% due 7/01/2029                                                                                2,176
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*         425  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),               435
                          Series A, 7.25% due 11/15/2031
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,500  New Jersey EDA, Revenue Refunding Bonds (RWJ Health Care Corporation), 6.50% due 7/01/2024(d)       2,559
-----------------------------------------------------------------------------------------------------------------------------------
A+       A1          400  New Jersey EDA, School Facilities Construction Revenue Bonds, Series I, 5% due 9/01/2027              410
-----------------------------------------------------------------------------------------------------------------------------------
BBB      NR*       1,000  New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.), AMT,         1,071
                          Series A, 5.30% due 6/01/2015
-----------------------------------------------------------------------------------------------------------------------------------
B        Caa2      5,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,            3,888
                          6.25% due 9/15/2019
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000  New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund), Series A, 5.25%**             933
                          due 3/15/2021 (e)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,000  New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6.25%                  5,785
                          due 6/15/2020(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa         700  New Jersey EDA, Water Facilities Revenue Refunding Bonds (American Water), AMT, Series B,             739
                          5.125% due 4/01/2022(a)
-----------------------------------------------------------------------------------------------------------------------------------
                          New Jersey Health Care Facilities Financing Authority Revenue Bonds:
B+       NR*       1,150      (Pascack Valley Hospital Association), 6.625% due 7/01/2036                                     1,073
A        A2        2,500      (Robert Wood Johnson University Hospital), 5.75% due 7/01/2025                                  2,707
NR*      Baa1      1,500      (South Jersey Hospital), 6% due 7/01/2026                                                       1,588
AA       NR*       1,500      (Southern Ocean County Hospital), 5.125% due 7/01/2031                                          1,534
-----------------------------------------------------------------------------------------------------------------------------------
                          New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
A        A2          910      (Atlantic City Medical Center), 6.25% due 7/01/2017                                             1,038
AA       NR*       1,500      (Bayshore Community Hospital), 5.125% due 7/01/2032 (j)                                         1,536
BBB      Baa1        600      (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                                       633
BBB-     Baa3        400      (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                                         457
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa         800  New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement              853
                          Revenue Bonds, Series A, 5.125% due 9/01/2022(a)
-----------------------------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch New Jersey Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P      Moody's  Face
Ratings  Ratings  Amount  Municipal Bonds                                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                          New Jersey State Educational Facilities Authority Revenue Bonds:
NR*      Baa3     $1,685      (Bloomfield College), Series A, 6.85% due 7/01/2030                                         $   1,728
BBB+     Baa1        750      (Georgian Court College Project), Series C, 6.50% due 7/01/2033                                   835
AAA      Aaa       1,000      (New Jersey Institute of Technology), Series G, 5.25% due 7/01/2019(e)                          1,105
AAA      Aaa       1,120      (Public Library Project Grant Issue), Series A, 5.50% due 9/01/2019(a)                          1,269
AA       Aa3       1,000      (Rider University), Series A, 5.125% due 7/01/2028 (j)                                          1,037
AAA      Aaa         715      (Rowan University), Series C, 5.125% due 7/01/2028 (e)                                            752
AAA      Aaa         650      (Rowan University), Series C, 5% due 7/01/2034 (e)                                                672
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000  New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Princeton               1,046
                          Theological Seminary), 5% due 7/01/2026
-----------------------------------------------------------------------------------------------------------------------------------
A1       Aaa       9,185  New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds, RITR, Series         9,981
                          RI, 9.345% due 6/15/2014(c)(e)
-----------------------------------------------------------------------------------------------------------------------------------
                          New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Refunding
                          Bonds, Series B (e):
AAA      Aaa       1,560      6.50% due 6/15/2010                                                                             1,839
AAA      Aaa         940      6.50% due 6/15/2010 (g)                                                                         1,117
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000  New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A, 5%                 1,041
                          due 1/01/2027 (b)
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa         975  Newark, New Jersey, Health Care Facility Revenue Refunding Bonds (New Community Urban               1,025
                          Renewal), Series A, 5.20% due 6/01/2030(h)
-----------------------------------------------------------------------------------------------------------------------------------
                          Port Authority of New York and New Jersey, Consolidated Revenue Bonds:
AA-      A1        1,000      85th Series, 5.20% due 9/01/2018                                                                1,129
AA-      A1        1,000      93rd Series, 6.125% due 6/01/2094                                                               1,168
-----------------------------------------------------------------------------------------------------------------------------------
                          Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International
                          Air Terminal LLC), AMT(e):
NR*      Aaa       1,000      RIB, Series 157, 9.43% due 12/01/2022(c)                                                        1,178
AAA      Aaa       2,000      Series 6, 6.25% due 12/01/2011                                                                  2,294
-----------------------------------------------------------------------------------------------------------------------------------
A-       NR*       1,500  South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, AMT, 5.20%                    1,548
                          due 1/01/2023
-----------------------------------------------------------------------------------------------------------------------------------
                          Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds:
BBB      Baa3      1,635      6.75% due 6/01/2039                                                                             1,601
BBB      Baa3      1,095      7% due 6/01/2041                                                                                1,093
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000  Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds (Ogden          2,219
                          Martin System of Union, Inc.), AMT, Series A, 5.50% due 6/01/2010(a)
-----------------------------------------------------------------------------------------------------------------------------------
                          University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
AAA      Aaa       1,030      5.50% due 12/01/2027                                                                            1,125
AAA      Aaa       1,500      5% due 12/01/2031                                                                               1,545
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
B+       Ba3         750  Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2033                772
-----------------------------------------------------------------------------------------------------------------------------------

                                    Merrill Lynch New Jersey Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P      Moody's  Face
Ratings  Ratings  Amount  Municipal Bonds                                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $1,170  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25% due 7/01/2029(d)    $   1,240
-----------------------------------------------------------------------------------------------------------------------------------
CCC      Caa2      1,345  Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing               857
                          Authority, Special Facilities Revenue Bonds (American Airlines Inc.), Series A, 6.45%
                          due 12/01/2025
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
BBB-     Baa3      1,400  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker               1,530
                          Project), AMT, 6.50% due 7/01/2021
-----------------------------------------------------------------------------------------------------------------------------------
BBB-     Baa3        750  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa Refinery),        793
                          AMT, 5.875% due 7/01/2022
-----------------------------------------------------------------------------------------------------------------------------------
                          Total Municipal Bonds (Cost - $96,414) - 100.3%                                                   102,950
-----------------------------------------------------------------------------------------------------------------------------------

                  Shares
                  Held    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                     314  CMA New Jersey Municipal Money Fund(i)                                                                314
-----------------------------------------------------------------------------------------------------------------------------------
                          Total Short-Term Securities (Cost - $314) - 0.3%                                                      314
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $96,728***) - 100.6%                                                                              103,264

Liabilities in Excess of Other Assets - (0.6%)                                                                                 (665)
                                                                                                                          ---------
Net Assets - 100.0%                                                                                                       $ 102,599
                                                                                                                          =========

*     Not Rated.
** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
*** The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                   $ 96,728
                                                                       ========
      Gross unrealized appreciation                                    $  6,626
      Gross unrealized depreciation                                         (90)
                                                                       --------
      Net unrealized appreciation                                      $  6,536
                                                                       ========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 2004.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g)   Escrowed to maturity.
(h)   GNMA Collateralized.

                                    Merrill Lynch New Jersey Municipal Bond Fund

Schedule of Investments as of October 31, 2004 (concluded)        (in Thousands)

(i) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund                 301             $ 2
      --------------------------------------------------------------------------

(j)   Radian Insured.

      Forward interest rate swaps outstanding as of October 31, 2004 were as follows:

                                                                             (in Thousands)
      -------------------------------------------------------------------------------------
                                                                   Notional     Unrealized
                                                                    Amount     Depreciation
      -------------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond Market
      Association Municipal Swap Index Rate and pay a fixed rate equal to 4.366% interest

      Broker, J.P. Morgan Chase Bank
      Expires August 2026                                          $ 2,020           $ (98)

      Receive a variable rate equal to 7-Day Bond Market
      Association Municipal Swap Index Rate and pay a fixed rate equal to 4.099% interest

      Broker, J.P. Morgan Chase Bank
      Expires November 2018                                        $   960             (39)
      -------------------------------------------------------------------------------------
      Total                                                                          $(137)
                                                                                     =====

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch New Jersey Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President
    Merrill Lynch New Jersey Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn
    President
    Merrill Lynch New Jersey Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 20, 2004

By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch New Jersey Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: December 20, 2004